Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs	As of September 30, 2024, the Forward Purchase Agreement value was $0, as presented below:
Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Forward Purchase Agreement	-	-	-	-
Total	$-	$-	$-	$-
As of September 30, 2024, the summary of the fair value instruments held by the Company were as follows, in thousands:
	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Forward Purchase Agreement			-	-
Convertible Loan Note	-	-	1,542	1,542
Warrant Liability	-	-	509	509
Total	$-	$-	$2,051	$2,051
The following table presents balances of the forward purchase agreement with significant unobservable inputs (Level 3) as of December 31, 2023, in thousand:
	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Forward Purchase Agreement	-	-	483	483
Total	$-	$-	$483	$483

Schedule of Changes of the Forward Purchase Agreement with Significant Unobservable Inputs	The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) as of September 30, 2024, in thousands:
Forward Purchase Agreement
Balance at January 1, 2023	$-
Recognition of Forward Purchase Agreement Asset	17,125
Change in fair value	(16,642)
Balance at December 31, 2023	483
Change in fair value	(483)
Balance at March 31, 2024	-
Change in fair value	-
Balance at June 30, 2024	-
Change in fair value	-
Balance at September 30, 2024	$-
The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) as of September 30, 2024, in thousand:
Convertible Note
Issuance of convertible loan note at April 19, 2024	$-
Fair value of convertible loan note	2,144
Balance at April 19, 2024	2,144
Change in fair value	176
Balance at June 30, 2024	2,321
Change in fair value	(779)
Balance at September 30, 2024	$1,542
Principal Balance as of September 30, 2024	$2,060
Warrant Liability
Issuance of convertible loan note & placement warrants at April 19, 2024	$-
Fair value of warrant liability	803
Balance at April 19, 2024	803
Change in fair value	5
Balance at June 30, 2024	808
Change in fair value	$(299)
Balance at September 30, 2024	$509
The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) for the year ended December 31, 2023, in thousand:
Forward Purchase Agreement Asset
Balance at January 1, 2023	$-
Recognition of Forward Purchase Agreement Asset	17,125
Change in fair value	(16,642)
Balance at December 31, 2023	$483

Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model	The Company measures forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions as of September 30, 2024:
Forward Purchase Agreement
Risk-free rate	3.64%
Underlying stock price	$9.25
Expected volatility	50%
Term	2.23 years
Dividend yield	0%

The Company measures the convertible loan and private placement warrants using a Monte Carlo simulation valuation model using the following assumptions as of September 30, 2024:
	Convertible Loan Note	Warrant Liability
Risk-free rate	3.58%	3.58%
Underlying stock price	$4.25	$4.25
Expected volatility	50%	50%
Term	0.6 years	5.1 years
Dividend yield	0%	0%
The Company measures the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:
Forward Purchase Agreement Asset
Rik-free rate	4%
Underlying stock price	$1.50
Expected volatility	75%
Term	2.98 years
Dividend yield	0%